BONDS AND NOTES ISSUED, Summary (Details) S/ in Thousands, $ in Thousands, ¥ in Millions					12 Months Ended
		Jul. 21, 2022 USD ($)	Mar. 30, 2021 USD ($)	Jul. 02, 2020 USD ($)	Dec. 31, 2023 USD ($) Swap		Dec. 31, 2022 USD ($)		Dec. 31, 2023 PEN (S/)		Dec. 31, 2023 JPY (¥)	Sep. 19, 2023 PEN (S/)	Sep. 19, 2023 JPY (¥)	May 17, 2023 USD ($)	Dec. 31, 2022 PEN (S/)		Dec. 31, 2022 JPY (¥)
Bonds and notes [Abstract]
Carrying amount | S/									S/ 14,373,760						S/ 16,851,889
Nominal value of bonds designated as hedges | S/									S/ 65,749,481						63,818,334
MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate			0.40%
Senior Notes One [Member]
Bonds and notes [Abstract]
Senior notes issued					$ 700,000
Redemption price percentage					100.00%
Borrowings, interest rate					2.70%				2.70%		2.70%
Senior Notes One [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount					$ 220,000		$ 220,000		S/ 816,000						839,100
Senior Notes One [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate					0.20%				0.20%		0.20%
Senior Notes Two [Member]
Bonds and notes [Abstract]
Spread on interest rate					0.25%				0.25%		0.25%
Redemption price percentage					100.00%
Senior Notes Three [Member]
Bonds and notes [Abstract]
Notional amount					$ 500,000	[1]	$ 500,000	[1]	S/ 1,802,600						1,907,000
Carrying amount					$ 486,000				S/ 1,706,587	[1]					1,827,682	[1]
Maturity date	[1]				June 2025		June 2025
Senior Notes Three [Member] | Hedges of Net Investment in Foreign Operations [Member]
Bonds and notes [Abstract]
Notional amount					$ 228,800		$ 228,800
Nominal value of bonds designated as hedges | S/															872,800
Senior Notes Three [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate					0.40%				0.40%		0.40%
Senior Notes Four [Member]
Bonds and notes [Abstract]
Notional amount		$ 30,000
Redemption price percentage		100.00%
Borrowings, interest rate		5.05%
Senior Notes Five [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount									S/ 79,000		¥ 3,000.0	S/ 79,000	¥ 3,000.0
Borrowings, interest rate					0.97%				0.97%		0.97%
Maturity date					November 19, 2025
Senior Notes Six [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount											¥ 5,000.0				S/ 145,700		¥ 5,000.0
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member]
Bonds and notes [Abstract]
Notional amount				$ 850,000
Redemption price percentage				100.00%
Borrowings, interest rate				3.125%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Borrowing term					5 years
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate				0.45%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate				3.00%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member]
Bonds and notes [Abstract]
Senior notes issued			$ 500,000
Redemption price percentage			100.00%
Borrowings, interest rate			3.25%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate			2.45%
Borrowing term					5 years
Subordinated Bonds, First Program, First Issuance [Member] | Pacifico Seguros [Member]
Bonds and notes [Abstract]
Notional amount														$ 60,000
Cross-Currency Swaps [Member]
Bonds and notes [Abstract]
Number of derivative instruments divided | Swap					2

[1]	As of December 31, 2023, Credicorp Ltd. maintains Senior Notes for approximately US$486.0 million, equivalent to S/1,802.6 million (US$500.0 million, equivalent to S/1,907.0 million as of December 31, 2022) at fixed interest rate, whose maturity date is on June 17, 2025. All or part of the notes may be redeemed primarily in the following ways: (i) on any date prior to May 17, 2025, upon full or partial repurchase, with a penalty interest rate equal to the United States Treasury rate plus 40 basis points, and (ii) on any date on or after May 17, 2025, at par value. Principal will be paid on the maturity date or upon redemption of the notes. In December 2023, the Group decided to unwind the accounting hedge of the net investment abroad held for a portion of these bonds issued for approximately US$228.8 million (US$228.8 million, equivalent to S/872.8 million as of December 31, 2022), which hedged for the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), incorporated in Cayman Islands and whose functional currency is the US dollar, see note 30.2(b)(ii). This hedge was intended to hedge the exchange rate fluctuation risk associated with the translation of the net investment held in ASHC to the Group’s functional currency (in Soles).